Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 09, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, outstanding (in shares)	9,470,382	11,426,653
Stock option awards not vested (in shares)	6,213,769
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved for future issuance (in shares)			10,432,749
Share price (in dollars per share)	$ 21.23
Legacy Oklo 2016 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting rate (as a percent)	20.00%
Award vesting period	5 years
Award vesting commencement period	1 year
Award expiration period	10 years
Options, outstanding (in shares)	9,470,382
Cost not yet recognized	$ 9,635
Stock option awards not vested (in shares)	483,748
Cost not yet recognized, period for recognition	3 years 8 months 26 days
Legacy Oklo 2016 Plan | Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved for future issuance (in shares)			9,470,382
The 2024 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award expiration period	10 years
Non-option equity instruments, outstanding (in shares)	1,386,998
Reserved for future issuance (in shares)	15,872,516
The 2024 Plan | Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved for future issuance (in shares)			15,872,516
Employee Stock Option | Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved for future issuance (in shares)			10,432,749
Fair value of options granted during the period	$ 1,108	$ 11,343
Grant date intrinsic value (in dollars per share)	$ 3.15	$ 2.27
Options exercised in period, intrinsic value	$ 28,537	$ 1,112
Options vested in period, fair value	2,916	$ 239
Options exercisable, intrinsic value	64,930
Options, vested and expected to vest, exercisable, aggregate intrinsic value	$ 182,604
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-option equity instruments, outstanding (in shares)	1,386,998
Vested (in shares)	134,832
Nonvested (in shares)	1,252,166	0
Granted (in shares)	1,390,298
Vested in period, aggregate intrinsic value	$ 1,049
Restricted Stock Units (RSUs) | The 2024 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost not yet recognized, period for recognition	2 years 11 months 19 days
Cost not yet recognized	$ 9,128
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award expiration period	20 years
Granted (in shares)	0
Employee Stock | Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved for future issuance (in shares)			2,441,926